Leases - Detailed Information about in Right of Use Assets (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Right-of-use assets [line items]
Right-of-use assets at beginning of period	¥ 2,518	¥ 3,076
Charge for the year	1,139	1,411
Right-of-use assets at end of period	1,810	2,518
Cost [member]
Right-of-use assets [line items]
Right-of-use assets at beginning of period	5,372	5,432
Additions	640	973
Deductions	(1,808)	(1,033)
Right-of-use assets at end of period	4,204	5,372
Accumulated depreciation [member]
Right-of-use assets [line items]
Right-of-use assets at beginning of period	(2,854)	(2,356)
Charge for the year	(1,139)	(1,411)
Deductions	1,599	913
Right-of-use assets at end of period	(2,394)	(2,854)
Buildings [member]
Right-of-use assets [line items]
Right-of-use assets at beginning of period	2,517	3,075
Right-of-use assets at end of period	1,809	2,517
Buildings [member] | Cost [member]
Right-of-use assets [line items]
Right-of-use assets at beginning of period	5,370	5,430
Additions	639	972
Deductions	(1,808)	(1,032)
Right-of-use assets at end of period	4,201	5,370
Buildings [member] | Accumulated depreciation [member]
Right-of-use assets [line items]
Right-of-use assets at beginning of period	(2,853)	(2,355)
Charge for the year	(1,138)	(1,410)
Deductions	1,599	912
Right-of-use assets at end of period	(2,392)	(2,853)
Other assets [member]
Right-of-use assets [line items]
Right-of-use assets at beginning of period	1	1
Right-of-use assets at end of period	1	1
Other assets [member] | Cost [member]
Right-of-use assets [line items]
Right-of-use assets at beginning of period	2	2
Additions	1	1
Deductions		(1)
Right-of-use assets at end of period	3	2
Other assets [member] | Accumulated depreciation [member]
Right-of-use assets [line items]
Right-of-use assets at beginning of period	(1)	(1)
Charge for the year	(1)	(1)
Deductions		1
Right-of-use assets at end of period	¥ (2)	¥ (1)